Document and Entity Information	Aug. 01, 2023
Cover [Abstract]
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0000818686
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Incorporation State Country Code	L3
Entity File Number	001-16174
Entity Address, Address Line One	124 Dvora Hanevi’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6944020
Entity Address, Country	IL
City Area Code	972
Local Phone Number	3-914-8213
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false